UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                             Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/01

Check here if Amendment [  ]; Amendment Number:  ____
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings
                                        entries.

Institutional Investment Manager Filing this Report:

Name:     Princeton Capital Management, Inc.
Address:  47 Hulfish Street, Suite 500
          Princeton, New Jersey  08542

Form 13F File Number:  28-7092

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Ann W. Elmes
Title:    Director
Phone:    (609) 924-6867

Signature, Place, and Date of Signing:

Ann W. Elmes              Princeton, New Jersey      02/25/02
[Signature]                   [City, State]           [Date]

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

                     Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Manager:

Form 13F Information Table Entry Total:     106

Form 13F Information Table Value Total:	$  124,255
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

PRINCETON CAPITAL MANAGEMENT











FORM 13F











Discretionary











December 31, 2001




































Title







Voting Authority



of

Value
Shares/
Sh/
Put/
Invstmt
Other
----------------------


Name of Issuer
Class
CUSIP
(x$1000)
Prn Amt
Prn
Call
Dscretn
Mgrs
Sole
Shared
None
------------------------------
----------------
---------
--------
--------
---
----
-------
------------
--------
--------
--------












AOL Time Warner
COM
02364J104
379
11800
SH

Sole

1000
3000
7800
AT&T Wireless Services
COM
00209a106
379
26351
SH

Sole

2692
5263
18396
ATT
COM
001957109
1274
70233
SH

Sole

7418
14955
47860
Abbott Laboratories
COM
002824100
3204
57474
SH

Sole

775
15200
41499
Adobe Systems
COM
00724F101
703
22637
SH

Sole

1650
3600
17387
American Home Prod
COM
026609107
273
4452
SH

Sole



4452
American Intl Group
COM
026874107
1578
19874
SH

Sole

500
1500
17874
Anadarko Petroleum
COM
032511107
1020
17942
SH

Sole

1218
3866
12858
Ascential Software
COM
456779107
426
105200
SH

Sole

14500
20500
70200
Aspect Communications
COM
04523Q102
312
80500
SH

Sole

200

80300
BP PLC
COM
055622104
2528
54344
SH

Sole

17709
10648
25987
Banc One
COM
06423A103
506
12962
SH

Sole

5864
1000
6098
BellSouth
COM
079860102
958
25112
SH

Sole

2800
7600
14712
Bioject Medical Technologies
COM
09059t206
476
37820
SH

Sole

500

37320
Black Hills Corp
COM
092113109
305
9000
SH

Sole



9000
Boeing
COM
097023105
2589
66750
SH

Sole

1500
8300
56950
Bristol Myers Squibb
COM
110122108
743
14576
SH

Sole

5000

9576
Caterpillar
COM
149123101
440
8416
SH

Sole



8416
Chevrontexaco
COM
166764100
2401
26790
SH

Sole

7524
1692
17574
Chiron
COM
170040109
434
9900
SH

Sole

150
1200
8550
Cigna
COM
125509109
1543
16652
SH

Sole

5100
1600
9952
Citigroup
COM
172967101
1995
39517
SH

Sole

1784
4800
32933
Coca Cola
COM
191216100
792
16800
SH

Sole

900
4500
11400
Coherent
COM
192479103
2667
86242
SH

Sole

1000
5000
80242
Comcast Corp-Special Cl A
COM
200300200
523
14525
SH

Sole



14525
Convergys
COM
212485106
510
13600
SH

Sole

200

13400
Corixa
COM
21887F100
369
24462
SH

Sole

2878
3808
17776
Corning Inc
COM
219350105
801
89835
SH

Sole

23625
16875
49335
Creo Products
COM
225606102
1344
104100
SH

Sole



104100
Curis
COM
231269101
675
120404
SH

Sole

500

119904
Digital River
COM
25388B104
1105
69400
SH

Sole



69400
Duke Power
COM
264399106
313
7975
SH

Sole

1000

6975
Dusa Pharmaceuticals
COM
266898105
216
26872
SH

Sole



26872
Emerson Electric
COM
291011104
280
4900
SH

Sole


1600
3300
Emisphere Technol.
COM
291345106
3094
96965
SH

Sole

4240
6900
85825
Enron Corp
COM
293561106
16
27464
SH

Sole

10312
1000
16152
Ericsson Cl B ADR
COM
294821400
84
16000
SH

Sole



16000
Exxon Mobil
COM
30231G102
3743
95252
SH

Sole

16300
14664
64288
FleetBoston Financial
COM
339030108
923
25298
SH

Sole

8385
9539
7374
Ford Motor
COM
345370100
682
43391
SH

Sole

4699
10464
28228
General Electric
COM
369604103
9417
234964
SH

Sole

61535
74875
98554
Georgia Pacific
COM
373298108
254
9200
SH

Sole


6000
3200
Gillette
COM
375766102
207
6200
SH

Sole

900

5300
Harris Corp
COM
413875105
4238
138890
SH

Sole

1000

137890
Hewlett Packard
COM
428236103
742
36120
SH

Sole

1920
9800
24400
IBM Corp
COM
459200101
2580
21329
SH

Sole

600
3250
17479
ImageX Inc
COM
45244D102
347
476000
SH

Sole

42000

434000
ImageX Inc plus Warrants
COM

281
385000
SH

Sole

20000

365000
Immunex
COM
452528102
907
32729
SH

Sole

1000
5600
26129
InFocus Systems
COM
45665B106
1319
59900
SH

Sole



59900
Indigo
COM
N44495104
1137
160546
SH

Sole

13200
36700
110646
Intel
COM
458140100
754
23990
SH

Sole

2000
600
21390
Interpublic Group
COM
460690100
414
14014
SH

Sole

14014


J.P.Morgan Chase
COM
616880100
1485
40865
SH

Sole


23900
16965
Johnson & Johnson
COM
478160104
2542
43018
SH

Sole

9600
1400
32018
Kopin Corp
COM
500600101
1947
139100
SH

Sole

1700

137400
Lilly (Eli)
COM
532457108
974
12407
SH

Sole


2300
10107
Lucent Technologies
COM
549463107
417
66192
SH

Sole

12624
13364
40204
Martek
COM
572901106
11924
548252
SH

Sole

122492
12300
413460
McGraw Hill
COM
580645109
744
12200
SH

Sole

400
6400
5400
Mckesson HBOC
COM
58155Q103
2181
58325
SH

Sole

1000
9900
47425
Mercantile Bankshares
COM
587405101
426
9890
SH

Sole

4945

4945
Merck
COM
589331107
3362
57181
SH

Sole

6700
15850
34631
Microsoft
COM
594918104
654
9871
SH

Sole


3000
6871
Microvision
COM
594960106
778
54600
SH

Sole

1000

53600
Minn Mng & Mfg
COM
604059105
228
1933
SH

Sole


160
1773
Motorola
COM
620076109
1631
108580
SH

Sole

11311
19860
77409
Norfolk Southern
COM
655844108
577
31480
SH

Sole

6000
14300
11180
Nortel Networks (New)
COM
656568102
100
13450
SH

Sole

100
1250
12100
Nuance Communications
COM
669967101
270
29700
SH

Sole

500

29200
Oracle
COM
68389X105
340
24600
SH

Sole

2000
750
21850
Pfizer
COM
717081103
1106
27748
SH

Sole

600
1700
25448
Pharmacyclics
COM
716933106
375
37682
SH

Sole

1200

36482
Philip Morris
COM
718154107
337
7350
SH

Sole

1995
300
5055
Pixelworks
COM
725810m10
862
53650
SH

Sole



53650
Procter & Gamble
COM
742718109
645
8150
SH

Sole



8150
Progress Energy
COM
144141108
207
4600
SH

Sole

1000
300
3300
QRS Corp
COM
74726X105
1457
103350
SH

Sole

1000

102350
RCN Corporation
COM
749361101
211
72000
SH

Sole

70000

2000
Reliant Energy
COM
442161105
212
8000
SH

Sole



8000
SBC Communications
COM
78387G103
976
24917
SH

Sole

2758

22159
Schering Plough
COM
806605101
3831
106970
SH

Sole

14000
27260
65710
Scientific-Atlanta
COM
808655104
1885
78750
SH

Sole

1700
7050
70000
Scitex Corp
COM
809090103
898
197450
SH

Sole

3000

194450
Sepracor
COM
817315104
2322
40695
SH

Sole

7705
8800
24190
SonoSite
COM
83568G104
1440
56065
SH

Sole



56065
Southern Company
COM
842587107
323
12750
SH

Sole

4200
550
8000
SpectRx
COM
847635109
567
82147
SH

Sole



82147
Speechworks International
COM
84764m101
157
14000
SH

Sole



14000
Sun Microsystems
COM
866810104
1281
104160
SH

Sole

51525
12500
40135
Tarantella
COM
801833104
144
247600
SH

Sole

82500

165100
Texas Instruments
COM
882508104
496
17700
SH

Sole

1100
4300
12300
Trimble Navigation LTD
COM
896239100
621
38330
SH

Sole



38330
Union Pacific
COM
907818108
1215
21308
SH

Sole

3274
5100
12934
United Technologies
COM
913017109
646
10000
SH

Sole



10000
Universal Display
COM
91347P105
1834
201500
SH

Sole

1000

200500
Verizon Communications
COM
077853109
1141
24047
SH

Sole

244
4554
19249
Viragen
COM
927638106
25
20500
SH

Sole



20500
Voxware
COM
92906l105
5
26600
SH

Sole

16600

10000
WAWA, Inc
COM

296
360
SH

Sole

10
350

Wachovia Bank
COM
929771103
687
21900
SH

Sole

400

21500
Wind River Systems
COM
973149107
607
33900
SH

Sole



33900
XEIKON NV
COM
984003103
100
92700
SH

Sole



92700
duPont
COM
263534109
1509
35500
SH

Sole

7500
1100
26900
eMagin Corp
COM
29076n107
23
54900
SH

Sole



54900
National Data Corp
CONV
635621AA3
32
30000
PRN

Sole



30000
REPORT SUMMARY
106
DATA RECORDS
124255

0
OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED




























